Note 1 - Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Property, Plant and Equipment Useful Lives [Table Text Block]
	Range of Useful Lives

Data communications, office and other equipment (years)	2	to	20
Buildings (years)		20
Leasehold improvements (years)	4	to	20
Capitalized software (years)	5	to	7
Capital leases (years)	4	to	6